Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	CABALETTA BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39103
Entity Tax Identification Number	82-1685768
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	759-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	CABA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed on March 3, 2022 by Cabaletta Bio, Inc. (the “Company”) (the “Original Form 8-K”). Slide 19, entitled MusCAARTesTM study of MuSK-CAART, was updated to clarify that a total of six subjects will need to have received the final selected dose in Part A of the study. The Amendment is amending and restating the Original Form 8-K in its entirety.
Entity Central Index Key	0001759138